INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

16.    INTANGIBLE ASSETS, NET

Intangible assets and their related amortization are as follow:

	As of December 31,
	2020	2021
	RMB	RMB
Trademark	1,581,860	1,581,860
Computer software	63,945,339	94,711,625
Less: accumulated amortization	(29,689,551)	(40,809,003)
Intangible assets, net	35,837,648	55,484,482

Amortization expense was RMB6,822,339, RMB10,176,591 and RMB11,903,960 for the years ended December 31, 2019, 2020 and 2021, respectively.